Income Taxes - Additional Information (Details) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Major components of tax expense (income) [abstract]
Income tax expense	$ 1,436	$ 994
Effective tax rate	29.10%	22.40%